Acquisition of Apple Bidco Limited - Additional Information (Detail) - USD ($)		3 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Revenue				$ 1,421,100,000	$ 1,131,500,000	$ 1,096,300,000
Net loss				(192,600,000)	(439,100,000)	$ (278,800,000)
Goodwill		$ 75,300,000	$ 75,300,000	75,300,000	$ 75,300,000
APR Energy [Member]
Business Acquisition [Line Items]
Shares issued	29,891,266
Shares reserved for future issuance	6,664,270
Net purchase price	$ 287,700,000
Goodwill	$ 117,900,000
APR Energy [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Acquisition related costs		$ 2,294,000		$ 1,498,000
APR Energy [Member]
Business Acquisition [Line Items]
Business acquisition date	Feb. 28, 2020
Revenue			198,300,000
Net loss			$ 4,000,000
APR Energy [Member] | Fairfax Financial Holdings Limited [Member]
Business Acquisition [Line Items]
Equity method investment ownership percentage	100.00%
Acquired percentage	67.80%